Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure Table
Adjustment To PEO Compensation, Footnote

The table below presents information on the compensation of our NEOs in comparison to certain performance metrics for 2025, 2024 and 2023. The metrics are not those that the Compensation Committee of our Board uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total values for the applicable years.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (6)	Net Income (Loss) (7)
2025	$692,875	$1,268,085	$400,156	$649,877	$137.80	$(14,873,182)
2024	$478,042	$460,891	$292,537	$281,177	$49.21	$(8,007,346)
2023	$553,722	$471,624	$330,154	$285,463	$53.94	$(4,046,871)
	Adjustments to Determine CAP for PEO
Fiscal Year	2025	2024	2023
Average Total from Summary Compensation Table	$692,875	$478,042	$553,722
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(85,790)	(82,490)	(171,765)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	423,761	75,265	100,389
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	173,733	(13,614)	(15,421)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	63,506	3,688	4,699
Compensation Actually Paid	$1,268,085	$460,891	$471,624

Named Executive Officers, Footnote [Text Block]	Represents total compensation to Shmuel Rubin, who served as our Chief Executive Officer and sole PEO during 2025, 2024 and 2023.
Additional 402(v) Disclosure [Text Block]

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Miranda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Miranda during the applicable year. The following adjustments were made to the Non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our cumulative TSR for each the years presented:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our net loss reported in our most recent 10-K filings for each of the years presented:

Adjustment to Non-PEO NEO Compensation Footnote
	Adjustments to Determine CAP for non-PEO NEO
Fiscal Year	2025	2024	2023
Average Total from Summary Compensation Table	$400,156	$292,537	$330,154
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(37,245)	(35,813)	(78,959)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	183,970	32,676	45,315
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	75,424	(5,911)	(6,261)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	27,572	(2,312)	(4,786)
Compensation Actually Paid	$649,877	$281,177	$285,463

Peer Group Issuers, Footnote [Text Block]

As we have not paid dividends, cumulative total shareholder return (“TSR”) is calculated by dividing $100 by the last closing price in fiscal year 2025, 2024 and 2023, respectively, to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measurement period.

PEO Total Compensation Amount	$ 692,875	$ 478,042	$ 553,722
PEO Actually Paid Compensation Amount	1,268,085	460,891	471,624
Non-PEO NEO Average Total Compensation Amount	400,156	292,537	330,154
Non-PEO NEO Average Compensation Actually Paid Amount	649,877	281,177	285,463
Total Shareholder Return Amount	137,800	49,210	53,940
Net Income (Loss)	$ (14,873,182)	$ (8,007,346)	$ (4,046,871)
PEO Name	Shmuel Rubin
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company for each of the last two completed fiscal years. In determining the “compensation actually paid” to our named executive officers (“NEOs”, including our principal executive officer (“PEO”), we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table in previous years, as the SEC’s calculation method for this section differs from those required in the Summary Compensation Table.

Pay Versus Performance Table

The table below presents information on the compensation of our NEOs in comparison to certain performance metrics for 2025, 2024 and 2023. The metrics are not those that the Compensation Committee of our Board uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table total values for the applicable years.

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (6)	Net Income (Loss) (7)
2025	$692,875	$1,268,085	$400,156	$649,877	$137.80	$(14,873,182)
2024	$478,042	$460,891	$292,537	$281,177	$49.21	$(8,007,346)
2023	$553,722	$471,624	$330,154	$285,463	$53.94	$(4,046,871)

(1)	Data presented for our last three fiscal years in compliance with Item 402(v)(8).

(2)	Represents total compensation to Shmuel Rubin, who served as our Chief Executive Officer and sole PEO during 2025, 2024 and 2023.

(3)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Rubin, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Rubin during the applicable year. The following adjustments were made to Mr. Rubin’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Adjustments to Determine CAP for PEO
Fiscal Year	2025	2024	2023
Average Total from Summary Compensation Table	$692,875	$478,042	$553,722
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(85,790)	(82,490)	(171,765)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	423,761	75,265	100,389
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	173,733	(13,614)	(15,421)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	63,506	3,688	4,699
Compensation Actually Paid	$1,268,085	$460,891	$471,624

(4)	Represents the total compensation to Albert Miranda, who served as our Chief Financial Officer and sole Non-PEO named executive officer during 2025, 2024 and 2023.

(5)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to Mr. Miranda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Mr. Miranda during the applicable year. The following adjustments were made to the Non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations:

	Adjustments to Determine CAP for non-PEO NEO
Fiscal Year	2025	2024	2023
Average Total from Summary Compensation Table	$400,156	$292,537	$330,154
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(37,245)	(35,813)	(78,959)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	183,970	32,676	45,315
(+) / (-) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	75,424	(5,911)	(6,261)
(+) / (-) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	27,572	(2,312)	(4,786)
Compensation Actually Paid	$649,877	$281,177	$285,463

(6)

As we have not paid dividends, cumulative total shareholder return (“TSR”) is calculated by dividing $100 by the last closing price in fiscal year 2025, 2024 and 2023, respectively, to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measurement period.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Relationship Disclosure to Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our cumulative TSR for each the years presented:

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our net loss reported in our most recent 10-K filings for each of the years presented: